LEASES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Leases
SCHEDULE OF OPERATING LEASE ASSETS AND LIABILITIES

The following information pertains to the Company’s leases as of the balance sheet dates indicated:

Assets	Classification	December 31, 2023	March 31, 2023
Operating leases	Right-of-use assets, net	$414,865	$448,240
Total lease assets		$414,865	$448,240

Liabilities
Operating leases	Accrued and other current liabilities	$33,790	$41,385
Operating leases	Lease liability, non-current	416,277	440,478
Total lease liabilities		$450,067	$481,863

The following information pertains to the Company’s leases as of the balance sheet dates indicated:

		As of March 31,
Assets	Classification	2023	2022
Operating leases	Right-of-use assets, net	$448,240	$593,389
Total lease assets		$448,240	$593,389

Liabilities
Operating leases	Accrued and other current liabilities	$41,385	$134,578
Operating leases	Lease liability, long-term	440,478	461,515
Total lease liabilities		$481,863	$596,093

SCHEDULE OF OPERATING LEASE COSTS

The following information pertains to the Company’s leases for the periods indicated:

		Three Months Ended December 31,
Lease cost	Classification	2023	2022
Operating lease cost	General and administrative expenses	$28,289	$21,831
Total lease cost		$28,289	$21,831

		Nine Months Ended December 31,
Lease cost	Classification	2023	2022
Operating lease cost	General and administrative expenses	$84,112	$45,009
Total lease cost		$84,112	$45,009

Expense pertaining to the Company’s leases for the periods indicated is as follows:

		Fiscal Year Ended March 31,
Lease cost	Classification	2023	2022
Operating lease cost	General and administrative expenses	$303,157	$585,015
Operating lease cost	Depreciation and amortization		-
Operating lease cost	Interest expense, net		-
Total lease cost		$303,157	$585,015

SCHEDULE OF OPERATING LEASE LIABILITY PAYABLE

The Company’s lease liabilities are payable as follows:

Twelve months ending December 31,	Amount
2024	$100,062
2025	102,842
2026	105,621
2027	108,400
2028	111,180
Thereafter	113,960
Total remaining payments	642,065
Less imputed interest	(191,998)
Total lease liability	$450,067

The Company’s lease liabilities are payable as follows:

Twelve months ending March 31,	Amount
2024	$97,977
2025	100,757
2026	103,536
2027	106,316
2028	109,095
Thereafter	196,441
Total remaining payments	714,122
Less imputed interest	232,259
Total lease liability	$481,863